FAIR VALUE MEASUREMENTS - Valuation Assumptions (Details)	Dec. 31, 2021 year	Dec. 31, 2020 year
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out liability	6.20
Stock price | Series A Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		2.00
Stock price | Series D Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		7.21
Expected life (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out liability	4.92
Expected life (years) | Series A Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		2.00
Expected life (years) | Series D Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		2.00
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out liability	0.5500
Expected volatility | Series A Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.757
Expected volatility | Series D Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.757
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out liability	0.0125
Risk-free interest rate | Series A Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.0013
Risk-free interest rate | Series D Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.0013
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out liability	0